Provisions - Summary of Development of Provisions (Details) - EUR (€) € in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Disclosure of other provisions [line items]
At the beginning of the period/year	€ 41,285	€ 38,812
Additions	24,459	17,880
Utilization	(23,671)	(12,648)
Reversals	(4,455)	(2,066)
Transfer to accruals	(1,145)
Impact of foreign currency translation	(442)	(693)
At the end of the period/year	36,031	41,285
thereof current	31,164	36,495
thereof non-current	4,867	4,790
Personnel Obligations
Disclosure of other provisions [line items]
At the beginning of the period/year	17,175	12,875
Additions	22,830	6,229
Utilization	(12,243)	(1,553)
Reversals	(1,642)	(105)
Impact of foreign currency translation	(277)	(271)
At the end of the period/year	25,843	17,175
thereof current	22,908	14,459
thereof non-current	2,935	2,716
Legal
Disclosure of other provisions [line items]
At the beginning of the period/year	10,136	15,187
Additions		682
Utilization		(3,858)
Reversals	(2,520)	(1,875)
Transfer to accruals	(1,145)
At the end of the period/year	6,471	10,136
thereof current	6,471	10,136
Other
Disclosure of other provisions [line items]
At the beginning of the period/year	13,974	10,750
Additions	1,629	10,969
Utilization	(11,428)	(7,237)
Reversals	(293)	(86)
Impact of foreign currency translation	(165)	(422)
At the end of the period/year	3,717	13,974
thereof current	1,785	11,900
thereof non-current	€ 1,932	€ 2,074